Consolidated Statements of Net Earnings - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Net sales	$ 1,467,644	$ 1,335,769
Costs and expenses:
Cost of products sold	1,235,459	1,193,881
Selling, general, and administrative expense	79,950	76,971
Other operating income, net	(29,014)	(12,653)
Plant restructuring charge	182	7,046
Total costs and expenses	1,286,577	1,265,245
Operating income	181,067	70,524
Loss from equity investment	11,453	93
Other loss (income)	3,473	(7,018)
Interest expense, net of interest income of $42 and $25, respectively	6,125	11,834
Earnings From Continuing Operations Before Income Taxes	160,016	65,615
Income Taxes From Continuing Operations	33,916	14,427
Earnings From Continuing Operations	126,100	51,188
Earnings From Discontinued Operations (net of income taxes)	0	1,147
Net Earnings	$ 126,100	$ 52,335
Basic Earnings per Common Share:
Continuing Operations (in dollars per share)	$ 13.82	$ 5.50
Discontinued Operations (in dollars per share)	0	0.12
Net Basic Earnings per Common Share (in dollars per share)	13.82	5.62
Diluted Earnings per Common Share:
Continuing Operations (in dollars per share)	13.72	5.46
Discontinued Operations (in dollars per share)	0	0.12
Net Diluted Earnings per Common Share (in dollars per share)	$ 13.72	$ 5.58